SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment geographic area (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING
Number of segments | segment	2
Long lived assets, right-of-use asset and intangible assets	$ 357,168,857	$ 243,056,554
Asia
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	38,181,277	37,538,950
North America
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	223,157,381	92,809,899
Africa
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	78,273,932	90,541,946
Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	17,556,267	22,165,759
Operating segments | Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	357,168,857	242,806,713
Operating segments | Bitcoin Mining Business | Asia
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	38,181,277	37,289,109
Operating segments | Bitcoin Mining Business | North America
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	223,157,381	92,809,899
Operating segments | Bitcoin Mining Business | Africa
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	78,273,932	90,541,946
Operating segments | Bitcoin Mining Business | Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets	$ 17,556,267	22,165,759
Reconciling items
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets		249,841
Reconciling items | Asia
SUMMARY OF SIGNIFICANT ACCOUNTING
Long lived assets, right-of-use asset and intangible assets		$ 249,841